Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of fair value of financial assets and liabilities
	As of December 31, 2020
	Fair value	Carrying Amount
	RMB’000	RMB’000
Financial assets
Cash, cash equivalents and restricted cash	97	97
Loan receivables	662,183	662,183
	662,280	662,280

Financial liabilities
Loans payable	171,569	171,569

	As of December 31, 2019
	Fair value	Carrying amount
	RMB’000	RMB’000
Financial assets
Cash and cash equivalents	132	132
Loan receivables	615,184	615,184
	615,316	615,316
Financial liabilities
Loans payable	172,891	172,891